787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 18, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II
Post-Effective Amendment No. 220 under the Securities Act of 1933 and Amendment No. 222 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 220 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment contains the prospectuses and statement of additional information for the BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund and BlackRock LifePath® Smart Beta 2055 Fund.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to reflect changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on October 20, 2016, regarding Post-Effective Amendment No. 215 to the Registrant’s Registration Statement under the 1933 Act filed on September 7, 2016, to update certain financial and other information contained in the Registration Statement, and to make certain other non-material changes that would qualify for inclusion in a filing pursuant to Rule 485(b) under the 1933 Act. The Registrant responded to the Staff’s comments by separate letter on November 15, 2016.

We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh